GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2018
General And Administrative Expenses Abstract
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 12 – GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31
	2018	2017	2016
	$ thousands	$ thousands	$ thousands

Salaries, wages and incidentals	1,383	1,080	794
Share-based payment	1,651	550	260
Professionals and consultants	1,197	571	618
Rent, maintenance and insurance	504	249	131
Investor relations and business development	436	367	78
Other	314	346	377

	5,485	3,163	2,258